Note 4 - Securities	12 Months Ended
Dec. 31, 2012
Investment Holdings [Text Block]
NOTE 4 – SECURITIES

The fair value of securities available for sale was as follows:

(In Thousands of Dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
Securities Available for Sale:
December 31, 2012:
U.S. governmental agency	$105,629	$1,271	$(15)	$106,885
States and political subdivisions	116,123	1,786	(95)	117,814
Mortgage Backed Securities	64,550	1,729	(2)	66,277
Collateralized Mortgage Obligations	60,278	810	(58)	61,030
Equity and other Securities	1,610	62	0	1,672
Total	$348,190	$5,658	$(170)	$353,678

December 31, 2011:
U.S. governmental agency	$132,534	$1,325	$(25)	$133,834
States and political subdivisions	76,574	1,238	(23)	77,789
Mortgage Backed Securities	70,059	1,080	(87)	71,052
Collateralized Mortgage Obligations	57,006	854	(15)	57,845
Equity and other Securities	1,606	58	0	1,664
Total	$337,779	$4,555	$(150)	$342,184

Securities with unrealized losses at year end 2012 and 2011 not recognized in income are as follows:

(In Thousands of Dollars)	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
December 31, 2012:
U.S. governmental agency	$10,135	$(15)	$0	$0	$10,135	$(15)
States and political subdivisions	17,141	(93)	582	(2)	17,723	(95)
Mortgage Backed Securities	0	0	513	(2)	513	(2)
Collateralized Mortgage Obligations	19,995	(55)	721	(3)	20,716	(58)
Total Temporarily Impaired	$47,271	$(163)	$1,816	$(7)	$49,087	$(170)

December 31, 2011:
U.S. governmental agency	$0	$0	$17,974	$(25)	$17,974	$(25)
States and political subdivisions	3,738	(2)	2,249	(21)	5,987	(23)
Mortgage Backed Securities	0	0	18,091	(87)	18,091	(87)
Collateralized Mortgage Obligations	0	0	6,590	(15)	6,590	(15)
Total Temporarily Impaired	$3,738	$(2)	$44,904	$(148)	$48,642	$(150)

Unrealized losses on securities shown in the previous tables have not been recognized into income because management has the intent and ability to hold these securities for the foreseeable future. The decline in market value is due to changes in interest rates for debt securities and considered normal market fluctuations for equity securities. Management has also reviewed the issuers’ bond ratings, noting they are of high credit quality.

Trading account securities are marked to market with the change in value reported on the income statement. Gains and losses on available for sale securities are recognized if the security is either deemed to be other than temporarily impaired, or the security is sold. During 2010 we sold one security that was other than temporarily impaired and recognized a $26,000 loss. Due to continuing problems with another security, we recorded an additional charge for other than temporary impairment of $150,000 bringing the carrying value of that security to zero. Both of these securities were trust preferred securities of Michigan banks that had a combined original book value of $500,000. The following table shows gross gains and losses on investment securities for the three year period:

(In Thousands of Dollars)	2012	2011	2010
Trading Account Securities Gains/(Losses)	$4	$(11)	$3

Available for Sale Securities
Other than temporary impairment losses	$0	$0	$(150)
Gross realized gains	44	28	200
Gross realized losses	0	(65)	(46)
Net realized gains (losses)	$44	$(37)	$4

The fair value of securities at December 31, 2012, by stated maturity, is shown below. Actual maturities may differ from stated maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

(In Thousands of Dollars)	Fair Value
Due in one year or less	$93,182
Due after one year through five years	109,398
Due after five years through ten years	75,022
Due after ten years	74,404
Total	352,006

Equity securities	1,672
Total securities	$353,678

At December 31, 2012 and 2011, securities with carrying values approximating $45,645,000 and $46,784,000 were pledged to secure public trust deposits, securities sold under agreements to repurchase, and for such other purposes as required or permitted by law.

Federal Home Loan Bank stock is carried at cost, which approximates its fair value.